Accrued Liabilities and Other and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities and Other and Other Long-Term Liabilities
7. Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	December 31, 2019 $	December 31, 2018 $
Accrued liabilities
Voyage, vessel and corporate expenses	121,937	98,135
Interest	29,371	47,731
Payroll and related liabilities	33,494	34,849
Distributions payable and other	6,487	6,426
Deferred revenues and gains – current (note 2)	36,242	30,108
In-process revenue contracts – current	5,933	5,930
Current portion of derivative liabilities (note 16)	39,263	12,205
Office lease liability – current (note 1)	3,627	—
	276,354	235,384

Other Long-Term Liabilities

	December 31, 2019 $	December 31, 2018 $
Deferred revenues and gains (note 2)	28,612	31,324
Guarantee liabilities	10,113	9,434
Asset retirement obligation	31,068	27,759
Pension liabilities	7,238	4,847
In-process revenue contracts	11,866	17,800
Derivative liabilities (note 16)	51,914	56,352
Unrecognized tax benefits (note 22)	62,958	40,556
Office lease liability – long-term (note 1)	10,254	—
Other	2,325	1,325
	216,348	189,397

In-Process Revenue Contracts
As part of the Company’s previous acquisition of FPSO units from Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl), the Company assumed a certain FPSO contract with terms that were less favorable than the then prevailing market terms. At the time of the acquisition, the Company recognized a liability based on the estimated fair value of this contract and service obligation. The Company is amortizing the remaining liability over the estimated remaining term of its associated contract on a weighted basis, based on the projected revenue to be earned under the contract.

Amortization of in-process revenue contracts for the year ended December 31, 2019 was $5.9 million (2018 – $14.5 million, 2017 – $27.2 million), which is included in revenues on the consolidated statements of loss. Amortization of in-process revenue contracts following 2019 is expected to be $5.9 million (2020), $5.9 million (2021) and $5.9 million (2022).